PENSION PLANS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013 pension_plan	Mar. 31, 2012	Dec. 31, 2012 pension_plan	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Number of separate pension plans	2		2
Net periodic benefit costs
Service cost	$ 29	$ 0	$ 101	$ 98	$ 92
Interest cost	440	467	1,850	1,931	2,014
Expected return on plan assets	(513)	(504)	(2,008)	(2,028)	(1,818)
Amortization of loss	234	200	807	269	203
Net periodic benefit expense	$ 190	$ 163	$ 750	$ 270	$ 491